Document And Entity Information	Jul. 24, 2025
Document Information [Line Items]
Entity, Registrant Name	Kirkland’s, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 24, 2025
Entity, Incorporation, State or Country Code	TN
Entity, File Number	000-49885
Entity, Tax Identification Number	62-1287151
Entity, Address, Address Line One	5310 Maryland Way
Entity, Address, City or Town	Brentwood
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	872-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KIRK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--01-31
Amendment Flag	false
Entity, Central Index Key	0001056285